Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 29, 2017
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001518042
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlf
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2017
Prospectus Date	rr_ProspectusDate	Aug. 29, 2017
FormulaFolios US Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FormulaFolios US Equity Fund
Supplement [Text Block]	nlf_SupplementTextBlock

FormulaFolios US Equity Fund

Institutional Class (Symbol: FFILX)

Investor Class (Symbol: FFIOX)

Supplement dated August 29, 2017
to the Prospectus and Statement of Additional Information dated April 1, 2017

__________________________________________

REDEMPTION FEES

Effective as of the date of this Supplement, the Fund is reducing the redemption fee on Institutional Class and Investor Class shares. All references to a redemption fee of 2.00% on the amount redeemed within 60 days of purchase shall be deleted and replaced with a redemption fee of 1.00% on the amount redeemed within 30 days of purchase.

Any contrary references regarding a redemption fee in the Prospectus or Statement of Additional Information should be disregarded.

_________________________

This Supplement and the existing Prospectus and Statement of Additional Information dated April 1, 2017, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-907-3233.